Capital and financial risk management - Liquidity risk management (Details) € in Millions, £ in Millions, $ in Millions		1 Months Ended
	Jul. 13, 2022 GBP (£)	Jul. 31, 2022 GBP (£)	Feb. 28, 2022 GBP (£) item	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 GBP (£)	Aug. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Capital and financial risk management
Current				£ 437						£ 79
Cash and cash equivalents				684						414			£ 333
Outstanding borrowings				10,440						166
Long-term borrowings				10,003						87
Term loan
Capital and financial risk management
Proceeds from borrowings	£ 1,493
Liquidity risk
Capital and financial risk management
Current				437						79
Cash and cash equivalents				684						£ 414
Number of revolving credit facilities | item			2
Liquidity risk | Euro commercial paper
Capital and financial risk management
Outstanding borrowings | €					€ 130						€ 0
Liquidity risk | Euro commercial paper | Maximum
Capital and financial risk management
Nominal value							£ 2,000
Liquidity risk | US Dollar commercial paper
Capital and financial risk management
Outstanding borrowings | $						$ 225						$ 0
Liquidity risk | US Dollar commercial paper | Maximum
Capital and financial risk management
Nominal value | $								$ 10,000
Liquidity risk | Revolving credit facility, maturing September 2023
Capital and financial risk management
Extension term			1 year
Liquidity risk | Revolving credit facility, maturing September 2023 | Maximum
Capital and financial risk management
Nominal value | $									$ 1,400
Liquidity risk | Revolving credit facility, maturing September 2025
Capital and financial risk management
Extension term			1 year
Number of extension options | item			2
Liquidity risk | Revolving credit facility, maturing September 2025 | Maximum
Capital and financial risk management
Nominal value			£ 1,000
Liquidity risk | Term loan
Capital and financial risk management
Proceeds from borrowings		£ 1,493
Term of debt		3 years
Liquidity risk | Euro medium term note | Maximum
Capital and financial risk management
Nominal value				10,000
Liquidity risk | USD bonds
Capital and financial risk management
Long-term borrowings | $						$ 8,750
Liquidity risk | GBP Bonds
Capital and financial risk management
Long-term borrowings				£ 700
Liquidity risk | Euro bonds
Capital and financial risk management
Long-term borrowings | €					€ 2,350